Revenues (Details) - Schedule of Composition - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Composition [Abstract]
Consoles	$ 654	$ 361
Disposables	719	667
Exclusive distribution agreement	274	484
Total	$ 1,647	$ 1,512